Derivative Warrant Liabilities - Schedule of Private Warrants (Details) - Private Warrants [Member]	Mar. 31, 2026	Mar. 31, 2025
Share price [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	2.46	29.89
Expected dividend yield [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input
Exercise price [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	42,963.28	42,963.28
Risk-free interest rate [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	4.21	4.21
Expected life [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	3	4
Expected volatility [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	59.98	59.98
Expiry date [Member]
Schedule of Private Warrants [Line Items]
Warrant, expiry date	January 25, 2029	January 25, 2029